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                                                Filed Pursuant to Rule 497(j)
                                                Registration File No.: 33-15807

                                                                  AUGUST 1, 1999


                      SELECTED U.S. GOVERNMENT INCOME FUND
                                       AND
                         SELECTED DAILY GOVERNMENT FUND
          AUTHORIZED PORTFOLIOS OF SELECTED CAPITAL PRESERVATION TRUST.
                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 1999

     The following information supplements and should be read in conjunction with the section of the Funds' Prospectus entitled "Who is Responsible For Your Selected Account."

     Effective August 1, 1999, Creston King, CFA was named portfolio manager of Selected U.S. Government Income Fund and Selected Daily Government Fund. Mr. King joined Davis Selected Advisers, L.P. on June 30, 1999. Prior to joining Davis Selected Advisers, L.P. Mr. King was a portfolio manager for U.S. Global Investors, Inc. where he managed various money market funds and bond funds.